Aug. 19, 2025
American Funds Core Plus Bond Fund
Investment objective
The fund’s investment objective is to provide current income and seek maximum total return, consistent with preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). However, for Class 529-A shares, the minimum investment to qualify for these discounts is $250,000. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 41 of the prospectus and on page 84 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	F-1	F-2	F-3	529-A	529-C
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	none	none	0.30	1.00
Other expenses[2]	0.44	0.44	0.46	0.44	0.33	0.48	0.49
Total annual fund operating expenses	1.02	1.72	0.99	0.72	0.61	1.06	1.77
Expense reimbursement[3]	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses after expense reimbursement	0.75	1.45	0.72	0.45	0.34	0.79	1.50

Share class:	529-E	529-F-1	529-F-2	529-F-3	R-1	R-2	R-2E
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	1.00	0.75	0.60
Other expenses[2]	0.42	0.51	0.42	0.38	0.42	0.62	0.54
Total annual fund operating expenses	1.20	1.04	0.70	0.66	1.70	1.65	1.42
Expense reimbursement[3]	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses after expense reimbursement	0.93	0.77	0.43	0.39	1.43	1.38	1.15

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses[2]	0.47	0.42	0.48	0.38	0.33
Total annual fund operating expenses	1.25	0.95	0.76	0.66	0.61
Expense reimbursement[3]	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses after expense reimbursement	0.98	0.68	0.49	0.39	0.34

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] Based on estimated amounts for the current fiscal year.

[3] The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least November 1, 2026. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	F-1	F-2	F-3	529-A	529-C	529-E	529-F-1	529-F-2	529-F-3	R-1	R-2	R-2E
1 year	$449	$248	$74	$46	$35	$428	$253	$95	$79	$44	$40	$146	$140	$117
3 years	662	516	288	203	168	650	531	354	304	197	184	509	494	423

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$100	$69	$50	$40	$35		1 year	$148	$153
3 years	370	276	216	184	168		3 years	516	531

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$100	$69	$50	$40	$35		1 year	$148	$153
3 years	370	276	216	184	168		3 years	516	531

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. Because the fund has not commenced investment operations as of the date of this prospectus, information regarding the fund‘s portfolio turnover rate is not shown.

Principal investment strategies

The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage-and other asset-backed securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in forward currency contracts, futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund will invest no more than 25% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Such securities are sometimes referred to as “junk bonds.” The fund may invest up to 25% of its assets in securities denominated in currencies other than the U.S. dollar and up to 25% of its assets in securities of emerging market issuers.

The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s managers work together to oversee the fund’s entire portfolio. For more information regarding the investment process of the fund, see the “Management and organization” section of this prospectus.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Investment results

Because the fund has not commenced investment operations as of the date of the prospectus, information regarding investment results for a full calendar year is not available as of the date of this prospectus.